Shareholder Report, Holdings (Details)	Feb. 25, 2025
Columbia Large Cap Index Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Large Cap Index Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Large Cap Index Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Large Cap Index Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Large Cap Index Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Index Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Large Cap Index Fund - Class A | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund - Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund - Class A | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Index Fund - Class A | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Index Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Columbia Large Cap Index Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Large Cap Index Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Index Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Large Cap Index Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Large Cap Index Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Large Cap Index Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Large Cap Index Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Index Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Index Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Index Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Index Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Large Cap Index Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Index Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Large Cap Index Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Large Cap Index Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Large Cap Index Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Large Cap Index Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Index Fund - Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Large Cap Index Fund - Institutional Class | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund - Institutional Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund - Institutional Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Index Fund - Institutional Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Index Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Columbia Large Cap Index Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Large Cap Index Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Index Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Large Cap Index Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Large Cap Index Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Large Cap Index Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Large Cap Index Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Index Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Index Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Index Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Index Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Large Cap Index Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Index Fund - Institutional 2 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Large Cap Index Fund - Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Large Cap Index Fund - Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Large Cap Index Fund - Institutional 2 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Large Cap Index Fund - Institutional 2 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Index Fund - Institutional 2 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Large Cap Index Fund - Institutional 2 Class | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund - Institutional 2 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund - Institutional 2 Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Index Fund - Institutional 2 Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Index Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Columbia Large Cap Index Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Large Cap Index Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Index Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Large Cap Index Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Large Cap Index Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Large Cap Index Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Large Cap Index Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Index Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Index Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Index Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Index Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Large Cap Index Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Index Fund - Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Large Cap Index Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Large Cap Index Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Large Cap Index Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Large Cap Index Fund - Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Index Fund - Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Large Cap Index Fund - Institutional 3 Class | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund - Institutional 3 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund - Institutional 3 Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Index Fund - Institutional 3 Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Index Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Columbia Large Cap Index Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Large Cap Index Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Index Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Large Cap Index Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Large Cap Index Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Large Cap Index Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Large Cap Index Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Index Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Index Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Index Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Index Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Large Cap Index Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%